Number of Productive Crude Oil and Natural Gas Wells in which we Held an Interest (Detail)	Jun. 30, 2021 Wells
Disclosure of productive wells [line items]
Crude oil wells, Gross	450
Crude oil wells, Net	216
Natural gas wells, Gross	184
Natural gas wells, Net	70
Total, Gross	634
Total, Net	286
Australia [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	334
Crude oil wells, Net	166
Natural gas wells, Gross	176
Natural gas wells, Net	66
Total, Gross	510
Total, Net	232
United States [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	55
Crude oil wells, Net	27
Total, Gross	55
Total, Net	27
Other countries [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	61
Crude oil wells, Net	23
Natural gas wells, Gross	8
Natural gas wells, Net	4
Total, Gross	69
Total, Net	27